Investment in Associates (Details) - Schedule of Consolidated Financial Statements - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
NUAG [Member]
Investment in Associates (Details) - Schedule of Consolidated Financial Statements [Line Items]
Current assets	$ 24,509	$ 12,020
Non-current assets	114,048	107,788
Total assets	138,557	119,808
Current liabilities	842	3,493
Total liabilities	842	3,493
Net assets	137,715	116,315
Non-controlling interests	(155)	(88)
Total equity attributable to equity holders of NUAG	137,870	116,403
Company’s share of net assets of associate	37,719	32,794
Fair value adjustments	9,361	10,459
Carrying value of the investment	47,080	43,253	$ 49,437
TIN [Member]
Investment in Associates (Details) - Schedule of Consolidated Financial Statements [Line Items]
Current assets	250	2,640
Non-current assets	20,899	20,701
Total assets	21,149	23,341
Current liabilities	1,303	746
Total liabilities	1,303	746
Net assets	19,846	22,595
Company’s share of net assets of associate	5,892	6,625
Fair value adjustments	(3,546)	817
Carrying value of the investment	$ 2,346	$ 7,442	$ 7,404